PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property Equipment And Intangible Assets [Abstract]
Summary of property, equipment and intangible assets, net

	As of December 31,
	2020	2021
	US$	US$
Electronic Equipment	2,385,263	6,292,614
Office Equipment	235,894	391,223
Leasehold improvement	100,417	752,194
Software	159,939	367,853
Less: accumulated depreciation	(1,252,714)	(2,661,241)
Property and equipment, net	1,628,799	5,142,643
Licenses	7,967,036	8,677,136
Trademark	125,285	128,281
Trading right	—	128,212
Less: accumulated amortization	(28,086)	(44,620)
Intangible assets, net	8,064,235	8,889,009
Total	9,693,034	14,031,652

Summary of Estimated Amortization Expenses for Intangible Assets	The estimated amortization expenses for the above intangible assets for future years are as follows:
Years ending December 31,	Amortization for Intangible Assets
US$
2022	16,732
2023	16,732
2024	16,732
2025	16,732
2026	16,732
Total	83,660